 1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 4.0%
Advertising & Marketing - 4.0%
Omnicom Group, Inc.	16,976	$1,307,831

Consumer Discretionary - 8.8%
Retail - Discretionary - 8.8%
Dick's Sporting Goods, Inc.	6,664	1,346,128
Home Depot, Inc. (The)	4,175	1,563,913
		2,910,041
Consumer Staples - 13.4%
Food - 8.8%
Ingredion, Inc.	13,600	1,606,160
Mondelez International, Inc. - Class A	22,425	1,311,190
		2,917,350
Retail - Consumer Staples - 4.6%
Kroger Company (The)	24,027	1,510,097

Financials - 16.9%
Banking - 6.6%
JPMorgan Chase & Company	7,087	2,167,843

Institutional Financial Services - 5.7%
CME Group, Inc.	6,519	1,884,382

Insurance - 0.1%
F&G Annuities & Life, Inc.	1,627	47,980

Specialty Finance - 4.5%
Fidelity National Financial, Inc.	27,125	1,475,329

Health Care - 4.3%
Medical Equipment & Devices - 4.3%
Stryker Corporation	3,810	1,408,024

Industrials - 19.2%
Aerospace & Defense - 6.1%
Lockheed Martin Corporation	3,195	2,026,333

Commercial Support Services - 4.8%
Republic Services, Inc.	7,350	1,580,912

 1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 19.2% (Continued)
Transportation Equipment - 8.3%
Cummins, Inc.	4,725	$2,734,924

Materials - 5.7%
Containers & Packaging - 5.7%
Packaging Corporation of America	8,500	1,891,675

Real Estate - 4.2%
REITs - 4.2%
Lamar Advertising Company - Class A	10,848	1,391,906

Technology - 17.5%
Semiconductors - 8.2%
Broadcom, Inc.	8,209	2,719,641

Software - 3.9%
Microsoft Corporation	3,000	1,290,870

Technology Services - 5.4%
Mastercard, Inc. - Class A	3,320	1,788,783

Utilities - 5.3%
Electric Utilities - 5.3%
NextEra Energy, Inc.	19,866	1,746,221

Total Common Stocks (Cost $19,443,545)		$32,800,142

MONEY MARKET FUNDS - 1.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.57% (a) (Cost $383,741)	383,741	$383,741

Total Investments at Value - 100.4% (Cost $19,827,286)		$33,183,883

Liabilities in Excess of Other Assets - (0.4%)		(136,301)

Net Assets - 100.0%		$33,047,582

(a)	The rate shown is the 7-day effective yield as of January 31, 2026.